Stock-based compensation - Options outstanding (Details) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Stock options
Options outstanding (in shares)	3,249,784	2,591,520
Options outstanding, weighted-average exercise price (in dollars per share)	$ 11.00	$ 13.59
Vesting subject to acceleration
Stock options
Options outstanding (in shares)	88,909
Options outstanding, weighted-average exercise price (in dollars per share)	$ 18.80
Vesting subject to acceleration | Grantee, One
Stock options
Share price threshold	16.11
Vesting subject to acceleration | Grantee, Two
Stock options
Share price threshold	31.46
Vesting subject to acceleration | Grantee, Three
Stock options
Share price threshold	37.62
Vesting based on market appreciation event | Grantee, Four
Stock options
Share price threshold	30.14
Vesting based on market appreciation event | Grantee, Five
Stock options
Share price threshold	$ 33.66
Vesting based on market appreciation event | Vesting at market appreciation event
Stock options
Options outstanding (in shares)	97,652
Consecutive trading days threshold	20 days
Vesting based on market appreciation event | Vesting at one year anniversary of market appreciation event
Stock options
Options outstanding (in shares)	97,652
Vesting period following event	1 year
Consecutive trading days threshold	20 days